Schedule of product revenues (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Product revenues	$ 345,430	$ 753,672	$ 1,281,480	$ 2,166,012	$ 2,736,466	$ 3,812,652
Europe [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Product revenues					1,420,653	1,961,320
Asia [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Product revenues					458,297	417,000
United States [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Product revenues					557,248	888,058
Others [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Product revenues					300,268	546,274
Operating Segments [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Product revenues	345,430	753,672	1,281,480	2,166,012
Operating Segments [Member] | Europe [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Product revenues	185,955	416,516	667,574	1,172,745
Operating Segments [Member] | Asia [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Product revenues	60,859	158,180	237,794	307,586
Operating Segments [Member] | United States [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Product revenues	79,811	100,797	279,260	467,671
Operating Segments [Member] | Others [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Product revenues	$ 18,805	$ 78,179	$ 96,852	$ 218,010